UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 4/30/12

Item 1.  Reports to Stockholders.

   Chadwick & D’Amato Fund

Ticker Symbol: CDFFX

Annual Report

April 30, 2012

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

During the year ending April 30, 2012 global economies experienced growth against a backdrop of looming financial imbalances and lack of political leadership.  The growth, as measured by GDP, was not enough to overcome inherent market/political weakness or provide the confidence necessary for strong financial markets.  Calendar year 2011 saw broad and significant declines in foreign stock indexes.  Domestic markets mostly broke even or experienced modest declines, as domestic blue chips and US Treasuries became a safe haven from foreign markets.

The Chadwick & D’Amato Fund (the “Fund”) returned -9.09% versus -11.89% for its benchmark, the Global Dow.  The global nature of the Fund’s portfolio, combined with a secondary focus on natural resources and alternative energy, were the primary performance detractors.  Though we support clean technologies and alternative energy, it became clear during the second half of last year that the market did not feel the same way.  We made significant portfolio allocation changes, shifting into the standard defensive sectors (healthcare, utilities, staples) and moving into a value style bias within mid and small cap stocks.  This has helped improve calendar 2012 year-to-date performance (+7.47% as of April 30th).

We partially hedged the portfolio at the end of April 2012.  We would rather mitigate significant market declines and be prepared to purchase stocks at lower prices than be fully exposed to some type of systemic (i.e. too big to fail) event.  The potential cost of this strategy is missed periods of rapid upside market growth; however, we believe it is necessary given the number of systemic risks built into investment markets (such as a banking or country default in Europe).

Our market outlook and investment approach for 2012 is summarized below:

•

It is difficult to determine if the current business cycle will continue.  Recent favorable economic data shows signs of strength but is presented against a backdrop of the worst political environment we have seen in decades.

•

The political system will attempt to solve many of our current economic problems with the same old tired strategies.  This warrants a more conservative investment approach.

•

The European debt crisis and our current political crisis both warrant larger cash balances in the Fund.  Our hope is that the United States and Europe will move away from perpetual utilization of debt to fund healthcare and retirement needs for its citizens.

•

The Fund has sufficient cash to increase stock exposure when appropriate.  If markets capitulate in the near term we will set a schedule for increasing market exposure during the capitulation period.  We have established larger trading windows due to the volatility of recent price movements within the past year.

Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for continued market stabilization and economic recovery.  We have navigated through past periods of market volatility by remaining committed to our long-term perspective and disciplined investment approach.

The Chadwick & D’Amato Fund is unlike most mutual funds in that its shareholders consist solely of clients of Chadwick & D’Amato, LLC.  The Fund’s holdings are carefully allocated to represent a complete investment program based on market conditions and global economic environments.  The Fund was developed to create greater workflow efficiency, gain access to institutional share classes, reduce total expenses and better navigate through turbulent business cycles.

Historically, patient investors have achieved better results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program.  These are the hallmarks of the Chadwick & D’Amato investment philosophy.

We thank you for investing with us, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP®

Anthony J. D’Amato, CFP®

Principal

Principal

0818-NLD-5/31/2012

Chadwick & D'Amato Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
April 30, 2012

Annualized Total Returns as of April 30, 2012

	One Year	Since Inception*
Chadwick & D’Amato Fund	(9.09)%	9.27%
The Global Dow	(11.89)%	7.13%

_______________

* Commencement of operations is June 25, 2010.

The Global Dow is an equally weighted index which measures the stock performance of 150 of the world’s leading companies.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.25%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-877-610-1671.

Portfolio Composition as of April 30, 2012 (Unaudited)

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 70.70%
	INCOME FUNDS - 6.15%
120,000	Vanguard High Dividend Yield ETF	$ 5,812,800

	INTERNATIONAL EQUITY FUNDS - 6.52%
110,000	SPDR S&P International Mid Cap ETF +	3,058,000
110,000	SPDR S&P International Small Cap ETF	3,109,700
		6,167,700
	LARGE-CAP GROWTH FUNDS - 4.70%
20,000	ProShares UltraPro QQQ *	2,289,800
26,000	ProShares UltraPro S&P 500	2,152,020
		4,441,820
	LARGE-CAP VALUE FUNDS - 6.03%
200,000	Guggenheim Defensive Equity ETF +	5,705,980

	MID-CAP GROWTH FUNDS - 2.12%
25,000	ProShares UltraPro MidCap400 * +	2,001,500

	MID-CAP VALUE FUNDS - 10.61%
118,000	iShares S&P MidCap 400/BARRA Value Index Fund	10,035,900

	SMALL-CAP GROWTH FUNDS - 3.06%
57,000	ProShares Ultra SmallCap600 +	2,892,750

	SMALL-CAP VALUE FUNDS - 10.35%
127,000	iShares S&P SmallCap 600 Value Index Fund	9,787,890

	SPECIALTY FUNDS - 15.49%
71,000	iShares Dow Jones US Pharmaceuticals Index Fund	5,960,450
35,000	ProShares Ultra Real Estate	2,272,200
29,000	SPDR Dow Jones International Real Estate ETF	1,084,600
70,000	Vanguard Utilities ETF	5,330,507
		14,647,757

	VOLATILITY FUND - 5.67%
400,000	ProShares Ultra VIX Short-Term Futures ETF *	5,364,000

	TOTAL EXCHANGE TRADED FUNDS	66,858,097
	(Cost - $58,492,279)

The accompanying notes are an integral part of these financial statements.
Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012
Shares		Value
	CLOSED-END FUNDS - 6.38%
	EMERGING MARKETS FUNDS - 3.04%
150,000	Templeton Emerging Markets Fund	$ 2,874,000

	INCOME FUNDS - 3.34%
329,525	Cushing MLP Total Return Fund/The	3,156,850

	TOTAL CLOSED-END FUNDS	6,030,850
	(Cost - $5,828,943)

	SHORT-TERM INVESTMENTS - 23.06%
	MONEY MARKET FUND - 23.06%
21,811,398	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, 0.20%**	21,811,398
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $21,811,398)

	TOTAL INVESTMENTS - 100.14%
	(Cost - $86,132,620) (a)	$ 94,700,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14) %	(131,812)
	NET ASSETS - 100.0%	$ 94,568,533

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on April 30, 2012.
+ Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this exchange-traded fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $86,133,128 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 9,237,679
	Unrealized Depreciation:	(670,462)
	Net Unrealized Appreciation:	$ 8,567,217

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

Assets:
Unaffiliated Investments in Securities at Market Value (identified cost $75,206,398)	$ 81,042,115
Affiliated Investments in Securities at Market Value (identified cost $10,926,222)	13,658,230
Total Investments in Securities at Market Value (identified cost $86,132,620)	94,700,345
Dividends and Interest Receivable	5,071
Receivable for Fund Shares Sold	10,000
Prepaid Expenses and Other Assets	5,335
Total Assets	94,720,751

Liabilities:
Payable for Fund Shares Redeemed	10,000
Accrued Advisory Fees	81,668
Accrued Distribution Fees	20,417
Payable to Other Affiliates	14,202
Accrued Expenses and Other Liabilities	25,931
Total Liabilities	152,218

Net Assets (Unlimited shares of no par value interest authorized;
8,767,329 shares outstanding)	$ 94,568,533

Net Asset Value, Offering and Redemption Price Per Share
($94,568,533 / 8,767,329 shares of beneficial interest outstanding)	$ 10.79

Composition of Net Assets:
At April 30, 2012, Net Assets consisted of:
Paid-in-Capital	$ 88,852,177
Accumulated Net Investment Loss	(249,814)
Accumulated Net Realized Loss From Security Transactions	(2,601,555)
Net Unrealized Appreciation on Investments	8,567,725
Net Assets	$ 94,568,533

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2012

Investment Income:
Unaffiliated Dividend Income	$ 717,496
Affiliated Dividend Income	132,845
Interest Income	56,844
Total Investment Income	907,185

Expenses:
Investment Advisory Fees	976,818
Distribution Fees	230,717
Administration Fees	91,839
Fund Accounting Fees	41,025
Transfer Agent Fees	25,529
Audit Fees	16,000
Chief Compliance Officer Fees	15,544
Registration & Filing Fees	11,793
Custody Fees	9,099
Printing Expense	9,730
Legal Fees	3,029
Trustees' Fees	5,919
Insurance Expense	1,761
Miscellaneous Expenses	11,781
Total Expenses	1,450,584
Net Investment Loss	(543,399)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss from Security Transactions (including affiliated gains of $2,042,171)	(4,140,302)
Distributions of Realized Gains from Underlying Investment Companies	58,197
Net Change in Unrealized Appreciation/Depreciation on Investments
(including affiliated depreciation of $(5,118,337))	(5,452,990)
Net Realized and Unrealized Loss on Investments	(9,535,095)

Net Decrease in Net Assets Resulting From Operations	$ (10,078,494)

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Period
	ended	ended
	April 30, 2012	April 30, 2011*
Operations:
Net Investment Income (Loss)	$ (543,399)	$ 436,905
Net Realized Gain (Loss) on Investments	(4,140,302)	9,055,122
Distributions of Realized Gains from Underlying
Investment Companies	58,197	90,299
Net Change in Unrealized Appreciation/Depreciation on Investments	(5,452,990)	14,020,715

Net Increase (Decrease) in Net Assets Resulting From Operations	(10,078,494)	23,603,041

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.11 per share, respectively)	-	(862,154)
Net Realized Gains ($0.62 and $0.23 per share, respectively)	(5,300,392)	(1,850,397)
Total Distributions to Shareholders	(5,300,392)	(2,712,551)

Beneficial Interest Transactions:
Proceeds from Shares Issued (552,338 and 8,547,485 shares)	6,133,424	86,837,296
Distributions Reinvested (530,567 and 231,052)	5,300,368	2,712,551
Cost of Shares Redeemed (892,307 and 201,806 shares)	(9,553,906)	(2,372,804)
Total Beneficial Interest Transactions	1,879,886	87,177,043

Increase (Decrease) in Net Assets	(13,499,000)	108,067,533

Net Assets:
Beginning of Period	108,067,533	-
End of Period (Includes accumulated net Investment loss	$ 94,568,533	$ 108,067,533
of $(249,814) and $0, respectively)
______
*The Fund commenced operations on June 25, 2010.

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Year	Period
	Ended	Ended
	April 30, 2012	April 30, 2011*

Net Asset Value, Beginning of Period	$ 12.60	$ 10.00

From Operations:
Net investment income (loss) (a)	(0.06)	0.06
Net gain (loss) from securities
(both realized and unrealized)	(1.13)	2.88
Total from operations	(1.19)	2.94

Distributions to shareholders from:
Net investment income	-	(0.11)
Net realized gains	(0.62)	(0.23)
Total distributions	(0.62)	(0.34)

Net Asset Value, End of Period	$ 10.79	$ 12.60

Total Return (b)	(9.09)%	29.56%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 94,569	$ 108,068
Ratio of expenses to average net assets (d)	1.49%	1.48%	(c)
Ratio of net investment income (loss) to average net assets (d)(e)	(0.56)%	0.56%	(c)
Portfolio turnover rate	207%	85%	(f)

__________
*The Fund commenced operations on June 25, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2012

1.

ORGANIZATION

The Chadwick & D’Amato Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 66,858,097	$ -	$ -	$ 66,858,097
Closed-End Funds	6,030,850	-	-	6,030,850
Short-Term Investments	21,811,398	-	-	21,811,398
Total	$ 94,700,345	$ -	$ -	$ 94,700,345

         The Fund did not hold any Level 3 securities during the year.

            There were no transfers between Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

           * Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year of 2011, or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012

Distributions to Shareholders – Distributions from net investment income and capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Chadwick & D’Amato, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.  For the year ended April 30, 2012, the Adviser earned advisory fees of $976,818.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the year ended April 30, 2012, the Fund incurred distribution fees of $230,717.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund also pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) – GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended April 30, 2012 amounted to $139,671,875 and $137,456,828, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2012	April 30, 2011
Ordinary Income	$ 5,186,701	$ 2,712,551
Long-Term Capital Gain	113,691	-
Total	$ 5,300,392	$ 2,712,551

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	& Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (2,343,615)	$ (507,246)	$ 8,567,217	$ 5,716,356

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $249,814.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $2,093,801.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund including unlimited carryover on future capital losses.  At April 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$ 329,452	$ 177,794	$ 507,246

Chadwick & D'Amato Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, ordinary income distributions and foreign currency gains; and partnership adjustments, resulted in reclassification for the period ended April 30, 2012 as follows: a decrease in paid in capital of $179,752; a decrease in accumulated net investment loss of $293,585; and an increase in accumulated net realized loss from security and foreign currency transactions of $113,833.

6.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at April 30, 2012 are noted in the Fund’s Portfolio of Investments.   Transactions during the year with companies which are affiliates are as follows:

CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Year
18383M878	Guggenheim Defensive
	Equity ETF	$ -	$ 5,471,344	$ -	$ -	$ 5,705,980
74347R818	ProShares Ultra
	SmallCap600	8,175,140	3,005,345	7,095,313	1,076	2,892,750
74347X815	ProShares UltraPro
	MidCap400	5,438,706	4,013,880	5,760,247	-	2,001,500
78463X764	SPDR S&P International
	Mid Cap ETF	2,713,968	827,018	55,444	131,769	3,058,000
	TOTAL	$ 16,327,814	$ 13,317,587	$ 12,911,004	$ 132,845	$ 13,658,230

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Chadwick & D’Amato Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Chadwick & D’Amato Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), including the portfolio of investments, as of April 30, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period June 25, 2010 (commencement of operations) through April 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chadwick & D’Amato Fund as of April 30, 2012, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period June 25, 2010 through April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

June 29, 2012

                     Chadwick & D’Amato Fund

                     TRUSTEES AND OFFICERS (Unaudited)

                     April 30, 2012

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Year of Birth) Address Position held with the Funds* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Anthony J. Hertl (1950) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May, 2010), Greenwich Advisors Trust (2007-February 2011), and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)	97
Gary W. Lanzen (1954) Trustee since 2005 Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); ; Northern Lights Variable Trust (since 2006)	97
Mark H. Taylor (1964) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); ; Northern Lights Variable Trust (since 2007)	98
John V. Palancia (1954) Trustee since 2011 Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011). Other Directorships: Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)	98
Interested Trustees and Officers
Michael Miola*** (1952) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)	97

Interested Trustees and Officers (Continued)
Name (Year of Birth) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Andrew Rogers (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004-2011).

Other Directorships: N/A

N/A

Kevin E. Wolf (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012) and Vice-President, GemCom, LLC (since 2004)

Other Directorships: N/A

N/A

James P. Ash (1976)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

Other Directorships: N/A

N/A

Lynn Bowley (1958)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

   * The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

   ** The term “Fund Complex” refers to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

  *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-610-1671.

Chadwick & D'Amato Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2012

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/11)	Ending Account Value (4/30/12)	Expenses Paid During the Period* (11/1/11 to 4/30/12)
Actual	$1,000.00	$1,014.60	$ 7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$ 7.42

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.48% multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Chadwick & D’Amato Fund

ADDITIONAL INFORMATION (Unaudited)

Approval of Investment Advisory Agreement

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Chadwick & D’Amato, LLC (“CBA” or the “Adviser”) and the Trust, on behalf of Chadwick & D’Amato Fund (“Chadwick” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Chadwick has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Chadwick’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Chadwick for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Chadwick’s expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Chadwick & D’Amato, LLC

224 Main Street

New London, NH 03257

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine, LLC

41 South High Street

Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, CA 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $13,500

2011 - $13,500

(b)

Audit-Related Fees

2012 – None

2011 – None

(c)

Tax Fees

2012 – $2,000

2011 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

2011 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/9/12